Stock Options and Warrants: Schedule of Changes in Options Outstanding (Details) - Successor	12 Months Ended
	Mar. 31, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares	Mar. 31, 2016 $ / shares shares
Employee Stock Options Outstanding | shares	35,000	35,000	37,500
Employee Stock Options Weighted Average Exercise Price | $ / shares	$ 10.00	$ 10.00	$ 10.20
Employee Stock Options Weighted Average Remaining Contractual Life (Years)	2.51	2.01	3.33
Employee Stock Options Canceled / Expired | shares	(2,500)
Employee Stock Options Weighted Average Exercise Price, Canceled / Expired | $ / shares	$ 12.00
Employee Stock Options Exercisable | shares		35,000
Employee Stock Options Weighted Average Exercise Price, Exercisable | $ / shares		$ 10.00
Employee Stock Options Weighted Average Remaining Contractual Life (Years) - Exercisable		2.01